Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 20, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	50% J.P. Morgan Emerging Market Bond Index Global Diversified Index/50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.01%	(0.83%)	1.84%
ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		(1.66%)	(2.27%)	0.02%
VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		3.09%	2.54%	2.20%
Performance Inception Date	Jul. 09, 2012